Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2017, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2018	247,422	46,276	904,596	447,243	1,645,537
2019	131,175	15,022	49,945	272,249	468,391
2020	83,650	14,208	15,811	160,392	274,061
2021	72,446	11,069	—	189,137	272,652
Beyond 2021	48,403	—	—	16,487	64,890

	583,096	86,575	970,352	1,085,508	2,725,531

Summary of Group's outstanding commitments under several license contracts

As of December 31, 2017, the Group’s outstanding commitments under these license agreements totaled RMB2.9 billion which can be summarized as follows (in millions):

RMB
2018	1,015
2019	984
2020	945

Total	2,944